N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Oct. 28, 2026
Amendment Flag	false
C000055033 [Member] | C00017258 [Member]
Variable Option [Line Items]
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
C000055033 [Member] | C00010956 [Member]
Variable Option [Line Items]
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
C000055033 [Member] | C00011010 [Member]
Variable Option [Line Items]
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
C000065160 [Member] | C00017258 [Member]
Variable Option [Line Items]
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
C000065160 [Member] | C00010956 [Member]
Variable Option [Line Items]
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
C000065160 [Member] | C00011010 [Member]
Variable Option [Line Items]
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
C000078455 [Member] | C00017258 [Member]
Variable Option [Line Items]
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
C000078455 [Member] | C00010956 [Member]
Variable Option [Line Items]
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
C000078455 [Member] | C00011010 [Member]
Variable Option [Line Items]
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.